Decommissioning and Other Provisions - Other Provisions (Details) - CAD CAD in Millions		12 Months Ended
	Nov. 18, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Reversal of unused provision		CAD (4)	CAD (96)
Keephills 1
Disclosure of other provisions [line items]
Reversal of unused provision	CAD 94